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                                                              File No. 333-03715
                                                              Rule 497(e)



                     Supplement Dated June 1, 1998 to the
                       Prospectus Dated October 31, 1997

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                        NUVEEN GROWTH AND INCOME FUNDS

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     Effective June 1, 1998, the limit on dollar-denominated securities of foreign companies described on page 17 of the Prospectus, has been increased from 20% to 25% of net assets.